Debt (Term Loans and Senior Notes 10-Q) (Details)	1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 25, 2014 USD ($)	Oct. 31, 2015 EUR (€)	Apr. 30, 2015 EUR (€)	May. 31, 2014	Oct. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Apr. 23, 2015 USD ($)	Apr. 01, 2015 USD ($)
Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Date of original borrowings		Jan. 02, 2014
Original amounts borrowed					$ 2,550,000,000	$ 2,550,000,000
Maturity date		Jun. 03, 2020	Jun. 03, 2020	Jun. 03, 2020
Contractual Rate		3.75%	3.75%	3.75%	3.75%	3.75%
Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Date of original borrowings		Jun. 03, 2013
Original amounts borrowed					$ 483,000,000	$ 483,000,000
Maturity date		Jun. 03, 2020	Jun. 03, 2020	Jun. 03, 2020
Contractual Rate		3.75%	3.75%	3.75%	3.75%	3.75%
Euro Term B due June 3, 2020 [Member]
Debt Instrument [Line Items]
Date of original borrowings		Jun. 03, 2013
Original amounts borrowed | €		€ 350,000,000	€ 350,000,000
Maturity date		Jun. 03, 2020	Jun. 03, 2020	Jun. 03, 2020
Contractual Rate		4.00%	4.00%	4.00%	4.00%	4.00%
Term B due April 5, 2018 [Member]
Debt Instrument [Line Items]
Original amounts borrowed						$ 2,770,000,000
Debt Instrument Early Prepayment Penalty			1.00%
Maturity date			Apr. 05, 2018
6.5% Senior Notes due May 15, 2022
Debt Instrument [Line Items]
Original amounts borrowed							$ 600,000,000	$ 1,030,000,000
Maturity date		May 15, 2022	May 15, 2022
Contractual Rate		6.50%	6.50%		6.50%	6.50%
Debt instrument issuance price, percentage							102.25%	100.00%
5.75% Senior Notes due May 15, 2022 [Member]
Debt Instrument [Line Items]
Maturity date		May 15, 2022
5.75% First Lien Senior Secured Notes [Member]
Debt Instrument [Line Items]
Original amounts borrowed	$ 500,000,000
Maturity date	Aug. 15, 2020
Contractual Rate	5.75%
Debt instrument issuance price, percentage	99.00%
Debt Instrument, Redemption Price, Percentage	100.00%
Proceeds from Issuance of Secured Debt	$ 478,500,000
Adjusted Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Adjusted Base Rate [Member] | Infor Revolver [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.75%
Adjusted Base Rate [Member] | Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Reference Rate - Minimum			2.00%
Basis spread on variable rate		1.75%	1.75%
Adjusted Base Rate [Member] | Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Reference Rate - Minimum			2.00%
Basis spread on variable rate		1.75%	1.75%
Adjusted Base Rate [Member] | Minimum [Member] | Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%
Adjusted Base Rate [Member] | Minimum [Member] | Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%
London Interbank Offered Rate (LIBOR) [Member] | Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
London Interbank Offered Rate (LIBOR) [Member] | Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
London Interbank Offered Rate (LIBOR) [Member] | Euro Term B due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term B-5 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term B-3 due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Euro Term B due June 3, 2020 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%